Goodwill And Acquired Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 03, 2017	Jul. 01, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Accumulated Impairment					$ 255
Amortization of intangible assets			$ 0	$ 0	$ 766
Goodwill impairment	$ 17,489	$ 15,715
Shannon Systems
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill							$ 33,204
Bigtera
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill						$ 625